Loss on Sale of Subsidiary (Tables)	12 Months Ended
Mar. 31, 2021
Loss on Sale of Subsidiary [Abstract]
Schedule of detailed information about consideration received [Table Text Block]
Consideration:
Cash	$10
Receivable[1]	1,821,454
1,821,464
Less: Net assets derecognized	(25,263,683)
Loss on disposal	$(23,442,219)

Schedule of detailed information about net assets value [Table Text Block]
March 31, 2021
Assets
Current assets
Cash and equivalents	$464,123
Amounts receivable and prepaids	7,693,866
8,157,989
Receivable from Bikupa	18,361,495
Data centre equipment	-
Deposits	-
Investment in sublease	-
Right of use asset	-
Total assets	$26,519,484

Liabilities and equity
Current liabilities
Accounts payable and accrued liabilities	$1,255,801
Lease liability	-
Total liabilities	1,255,801

Net Assets	$25,263,683